Deposits and Subordinated Debt (Tables)	3 Months Ended
Jan. 31, 2019
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Summary of Deposits

(Canadian $ in millions)	Payable on demand				Payable after notice		Payable on a fixed date (4)		Total
	Interest bearing		Non-interest bearing
	January 31, 2019	October 31, 2018	January 31, 2019	October 31, 2018	January 31, 2019	October 31, 2018	January 31, 2019	October 31, 2018	January 31, 2019	October 31, 2018
Deposits by:
Banks (1)	1,234	1,450	1,301	1,400	1,192	526	27,119	24,531	30,846	27,907
Business and government	29,244	25,266	33,704	33,984	67,174	67,026	184,307	185,901	314,429	312,177
Individuals	3,304	3,476	21,699	21,345	91,827	90,233	70,094	65,790	186,924	180,844
Total (2) (3)	33,782	30,192	56,704	56,729	160,193	157,785	281,520	276,222	532,199	520,928
Booked in:
Canada	22,660	21,735	47,517	47,231	85,040	82,091	163,282	160,069	318,499	311,126
United States	10,140	7,395	9,171	9,477	73,972	74,476	81,780	86,805	175,063	178,153
Other countries	982	1,062	16	21	1,181	1,218	36,458	29,348	38,637	31,649
Total	33,782	30,192	56,704	56,729	160,193	157,785	281,520	276,222	532,199	520,928

(1)	Includes regulated and central banks.
(2)	Includes structured notes designated at fair value through profit or loss.
(3)

As at January 31, 2019 and October 31, 2018, total deposits payable on a fixed date included $32,894 million and $29,673 million, respectively, of federal funds purchased and commercial paper issued and other deposit liabilities. Included in deposits as at January 31, 2019 and October 31, 2018 are $257,118 million and $259,747 million, respectively, of deposits denominated in U.S. dollars, and $42,374 million and $37,427 million, respectively, of deposits denominated in other foreign currencies.

(4)

Includes $250,565 million of deposits, each greater than one hundred thousand dollars, of which $148,762 million were booked in Canada, $65,353 million were booked in the United States and $36,450 million were booked in other countries ($246,685 million, $145,574 million, $71,770 million and $29,341 million, respectively, as at October 31, 2018). Of the $148,762 million of deposits booked in Canada, $53,539 million mature in less than three months, $9,720 million mature in three to six months, $13,950 million mature in six to twelve months and $71,553 million mature after twelve months ($145,574 million, $55,190 million, $3,836 million, $12,909 million and $73,639 million, respectively, as at October 31, 2018).

  Certain comparative figures have been reclassified to conform with the current period’s presentation.